Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 1.6%
17,255	(1)	Iridium Communications, Inc.	$683,125	0.5
767	(1)	Live Nation Entertainment, Inc.	92,669	0.1
12,440		New York Times Co.	547,236	0.4
9,104		News Corp - Class A	203,201	0.1
641	(1)	Roku, Inc.	89,439	0.1
549	(1)	Spotify Technology SA	85,748	0.1
4,273		Paramount Global	130,797	0.1
10,225	(1)	Yelp, Inc.	346,525	0.2
			2,178,740	1.6

		Consumer Discretionary: 15.0%
5,820	(2)	American Eagle Outfitters, Inc.	122,686	0.1
587	(1)	Aptiv PLC	75,981	0.1
6,331	(1)	Autonation, Inc.	725,912	0.5
77	(1)	Autozone, Inc.	143,481	0.1
3,309		BorgWarner, Inc.	135,702	0.1
12,183	(1)	Boyd Gaming Corp.	864,262	0.6
7,040		Brunswick Corp.	672,461	0.5
2,254		Carter's, Inc.	217,917	0.2
442	(1)	Carvana Co.	66,508	0.0
1,376		Columbia Sportswear Co.	127,583	0.1
5,458	(1)	CROCS, Inc.	456,998	0.3
28,256		Dana, Inc.	526,127	0.4
3,154	(1)	Deckers Outdoor Corp.	910,371	0.7
7,188	(2)	Dick's Sporting Goods, Inc.	754,740	0.6
544	(1)	Five Below, Inc.	89,004	0.1
9,418		Foot Locker, Inc.	297,797	0.2
3,420	(1)	Fox Factory Holding Corp.	403,628	0.3
3,059	(1),(2)	GameStop Corp.	377,297	0.3
28,465		Gentex Corp.	861,636	0.6
26,105	(1)	Goodyear Tire & Rubber Co.	404,366	0.3
2,720	(1)	Hyatt Hotels Corp.	264,139	0.2
1,613		KB Home	62,278	0.0
8,731		Kohl's Corp.	485,618	0.4
3,873		Lear Corp.	609,378	0.4
3,587		Lennar Corp. - Class A	322,400	0.2
2,826		Lithia Motors, Inc.	963,157	0.7
5,361		LKQ Corp.	251,699	0.2
16,879		Macy's, Inc.	437,504	0.3
3,328		Marriott Vacations Worldwide Corp.	534,710	0.4
4,045	(1)	Mattel, Inc.	101,044	0.1
1,915		MGM Resorts International	84,815	0.1
66	(1)	NVR, Inc.	327,257	0.2
1,868	(1)	Ollie's Bargain Outlet Holdings, Inc.	80,660	0.1
1,986		PVH Corp.	194,410	0.1
430	(1)	RH	172,804	0.1
9,317	(1)	Scientific Games Corp.	586,226	0.4
16,514		Service Corp. International	1,004,877	0.7
20,500	(1)	Taylor Morrison Home Corp.	604,750	0.4
1,521		Tempur Sealy International, Inc.	50,208	0.0
6,129		Texas Roadhouse, Inc.	581,703	0.4
2,349		Thor Industries, Inc.	212,585	0.2
8,857		Toll Brothers, Inc.	480,581	0.4
1,581	(1)	TopBuild Corp.	339,409	0.3
6,834		Travel + Leisure Co.	383,046	0.3
24,357	(1)	Tri Pointe Homes, Inc.	544,866	0.4
3,842	(1)	Under Armour, Inc. - Class A	68,733	0.1
18,781		Wendy's Company	427,080	0.3
301		Whirlpool Corp.	60,582	0.0
4,264		Williams-Sonoma, Inc.	617,683	0.5
9,922		Wyndham Hotels & Resorts, Inc.	857,360	0.6
8,770	(1)	YETI Holdings, Inc.	539,881	0.4
			20,485,900	15.0

		Consumer Staples: 3.7%
2,327		Archer-Daniels-Midland Co.	182,553	0.1
5,387	(1)	BJ's Wholesale Club Holdings, Inc.	338,681	0.2
9,749	(1)	Darling Ingredients, Inc.	706,607	0.5
7,377		Energizer Holdings, Inc.	246,318	0.2
32,153		Flowers Foods, Inc.	881,314	0.6
6,387	(1)	Herbalife Nutrition Ltd.	227,249	0.2
1,432		Hershey Co.	289,636	0.2
9,994		Nu Skin Enterprises, Inc.	463,622	0.3
9,169	(1)	Performance Food Group Co.	513,831	0.4
4,985	(1)	Post Holdings, Inc.	524,123	0.4
528		Sanderson Farms, Inc.	94,295	0.1
8,945	(1)	Sprouts Farmers Market, Inc.	254,754	0.2
3,679		Tyson Foods, Inc.	340,896	0.3
			5,063,879	3.7

		Energy: 2.7%
3,385		APA Corp.	120,608	0.1
14,738	(1)	ChampionX Corp.	315,541	0.2
17,003	(1)	CNX Resources Corp.	277,829	0.2
16,071		EQT Corp.	371,883	0.3
8,260		HollyFrontier Corp.	251,517	0.2
5,630		Marathon Petroleum Corp.	438,408	0.3
13,454		NOV, Inc.	230,736	0.2
18,798		Targa Resources Corp.	1,228,825	0.9
5,322		Valero Energy Corp.	444,440	0.3
			3,679,787	2.7

		Financials: 15.0%
4,128		Affiliated Managers Group, Inc.	571,150	0.4
9,263		Ally Financial, Inc.	462,224	0.3
1,736		Ameriprise Financial, Inc.	520,435	0.4
15,953		Bank OZK	750,110	0.6
5,560		Citizens Financial Group, Inc.	291,455	0.2
18,797		CNO Financial Group, Inc.	454,323	0.3

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
2,456		East West Bancorp, Inc.	$215,047	0.2
18,545		Essent Group Ltd.	819,318	0.6
4,303		Evercore, Inc.	546,524	0.4
259		Everest Re Group Ltd.	77,239	0.1
652		Factset Research Systems, Inc.	264,771	0.2
11,309		First American Financial Corp.	758,155	0.6
23,546		FNB Corp.	316,223	0.2
17,967		Hancock Whitney Corp.	1,000,403	0.7
6,017		Hanover Insurance Group, Inc.	839,432	0.6
1,641		Hartford Financial Services Group, Inc.	114,017	0.1
10,278		International Bancshares Corp.	442,057	0.3
5,654		Loews Corp.	346,816	0.3
56,425		MGIC Investment Corp.	856,531	0.6
121		MSCI, Inc. - Class A	60,704	0.0
4,655		Navient Corp.	81,975	0.1
24,591		New Residential Investment Corp.	255,255	0.2
63,495		New York Community Bancorp., Inc.	732,732	0.5
43,861		Old Republic International Corp.	1,155,737	0.8
9,140		PacWest Bancorp	451,699	0.3
1,970		Popular, Inc.	180,945	0.1
4,272		Primerica, Inc.	554,890	0.4
4,987		Prosperity Bancshares, Inc.	371,332	0.3
24,139		Regions Financial Corp.	583,922	0.4
5,976		Reinsurance Group of America, Inc.	662,499	0.5
2,340		RLI Corp.	237,510	0.2
11,668		Starwood Property Trust, Inc.	278,165	0.2
12,303		Stifel Financial Corp.	904,271	0.7
9,145		Synchrony Financial	391,223	0.3
20,388		Synovus Financial Corp.	1,073,428	0.8
3,447		Tradeweb Markets, Inc.	291,203	0.2
6,816		UMB Financial Corp.	694,278	0.5
12,505		Umpqua Holdings Corp.	266,982	0.2
17,261		Unum Group	481,927	0.4
11,237		Webster Financial Corp.	676,580	0.5
5,794		Zions Bancorp NA	410,737	0.3
			20,444,224	15.0

		Health Care: 9.4%
701	(1)	10X Genomics, Inc.	57,110	0.0
2,892		Agilent Technologies, Inc.	377,001	0.3
2,432	(1)	Amedisys, Inc.	389,704	0.3
5,761	(1)	Avantor, Inc.	199,849	0.2
393		Bio-Techne Corp.	164,828	0.1
877		Bruker Corp.	61,714	0.0
397	(1)	Charles River Laboratories International, Inc.	115,591	0.1
5,449	(1)	Envista Holdings Corp.	261,552	0.2
27,428	(1)	Exelixis, Inc.	563,097	0.4
4,511	(1)	Globus Medical, Inc.	317,214	0.2
10,773	(1)	Halozyme Therapeutics, Inc.	382,118	0.3
2,309	(1)	HealthEquity, Inc.	124,016	0.1
5,148	(1)	Hologic, Inc.	366,383	0.3
3,663	(1)	Incyte Corp., Ltd.	250,183	0.2
608	(1)	IQVIA Holdings, Inc.	139,913	0.1
5,186	(1)	Jazz Pharmaceuticals PLC	712,660	0.5
1,425	(1)	Laboratory Corp. of America Holdings	386,546	0.3
3,151	(1)	LHC Group, Inc.	429,072	0.3
2,630	(1)	Masimo Corp.	414,094	0.3
1,938		McKesson Corp.	532,872	0.4
2,990	(1)	Medpace Holdings, Inc.	457,380	0.3
85	(1)	Mettler Toledo International, Inc.	119,743	0.1
5,270	(1)	Molina Healthcare, Inc.	1,617,205	1.2
1,051	(1)	Natera, Inc.	69,103	0.1
3,342	(1)	Neurocrine Biosciences, Inc.	300,346	0.2
5,123	(1)	NuVasive, Inc.	277,257	0.2
14,759		Patterson Cos., Inc.	441,294	0.3
836	(1)	Penumbra, Inc.	185,375	0.1
7,785	(1)	Progyny, Inc.	306,418	0.2
2,490	(1)	Quidel Corp.	263,417	0.2
385	(1)	Repligen Corp.	75,730	0.1
5,994	(1)	Sage Therapeutics, Inc.	218,002	0.2
1,374	(1)	Seagen, Inc.	177,067	0.1
5,517	(1)	Staar Surgical Co.	437,608	0.3
781	(1)	Syneos Health, Inc.	61,855	0.0
4,208	(1)	Tandem Diabetes Care, Inc.	473,947	0.4
4,069	(1)	Tenet Healthcare Corp.	349,893	0.3
2,660	(1)	United Therapeutics Corp.	442,092	0.3
1,128	(1)	Veeva Systems, Inc.	258,368	0.2
			12,777,617	9.4

		Industrials: 18.6%
4,656		Acuity Brands, Inc.	849,115	0.6
663		Advanced Drainage Systems, Inc.	77,385	0.1
14,353		AECOM	1,042,889	0.8
6,397		AGCO Corp.	768,663	0.6
3,364		Allegion Public Ltd.	385,245	0.3
1,438		AO Smith Corp.	98,618	0.1
7,061	(1)	ASGN, Inc.	782,288	0.6
2,629	(1)	Avis Budget Group, Inc.	482,264	0.4
1,843	(1)	Axon Enterprise, Inc.	258,481	0.2
1,806		Brink's Co.	126,528	0.1
5,138	(1)	Builders FirstSource, Inc.	382,370	0.3
637	(1)	CACI International, Inc.	178,226	0.1
1,034		Carlisle Cos., Inc.	245,472	0.2
8,231	(1)	Clean Harbors, Inc.	785,484	0.6
13,701	(1)	Colfax Corp.	550,917	0.4
1,682	(1)	Copart, Inc.	206,684	0.1
2,618	(1)	Core & Main, Inc.	58,853	0.0
1,058	(1)	CoStar Group, Inc.	64,549	0.0
8,911		Crane Co.	900,724	0.7
2,542		Curtiss-Wright Corp.	374,996	0.3
2,469	(1)	Dycom Industries, Inc.	214,951	0.2
8,580		EMCOR Group, Inc.	991,333	0.7
5,486		EnerSys	398,997	0.3
23,240		Flowserve Corp.	705,799	0.5
5,234		Fortive Corp.	338,901	0.2
1,486		Graco, Inc.	107,126	0.1
2,668	(1)	GXO Logistics, Inc.	223,925	0.2

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,570		MillerKnoll, Inc.	$177,682	0.1
5,632		Hexcel Corp.	326,093	0.2
2,180		Hubbell, Inc.	388,585	0.3
8,555	(1)	IAA, Inc.	314,311	0.2
41,890	(1)	JetBlue Airways Corp.	639,660	0.5
9,307		KBR, Inc.	461,999	0.3
9,328		Knight-Swift Transportation Holdings, Inc.	508,189	0.4
256		Lennox International, Inc.	68,334	0.0
6,840		Manpowergroup, Inc.	726,955	0.5
3,911	(1)	Mastec, Inc.	308,030	0.2
32,122		MDU Resources Group, Inc.	859,906	0.6
1,467	(1)	Middleby Corp.	260,569	0.2
341		Nordson Corp.	77,233	0.1
19,664		nVent Electric PLC	667,200	0.5
4,405		Oshkosh Corp.	489,131	0.4
12,226		Owens Corning, Inc.	1,139,341	0.8
3,896		Pentair PLC	225,617	0.2
5,080		Regal Rexnord Corp.	814,578	0.6
608		Rockwell Automation, Inc.	162,081	0.1
9,215		Ryder System, Inc.	726,511	0.5
2,181	(1)	Saia, Inc.	626,449	0.5
3,950	(1)	Sensata Technologies Holding PLC	228,744	0.2
4,056		Simpson Manufacturing Co., Inc.	480,677	0.3
673		Snap-On, Inc.	141,451	0.1
2,000	(1)	Sunrun, Inc.	54,560	0.0
13,023		Terex Corp.	537,589	0.4
889		Tetra Tech, Inc.	141,147	0.1
8,626		Timken Co.	565,521	0.4
774		Toro Co.	72,609	0.1
698		TransUnion	63,350	0.0
2,172	(1)	Trex Co., Inc.	199,476	0.1
731	(1)	United Rentals, Inc.	235,104	0.2
580	(1)	Vicor Corp.	43,367	0.0
7,282		Woodward, Inc.	907,556	0.7
319		WW Grainger, Inc.	152,182	0.1
			25,392,570	18.6

		Information Technology: 13.4%
3,050	(1)	Akamai Technologies, Inc.	330,193	0.2
2,406		Alliance Data Systems Corp.	162,285	0.1
3,008		Amdocs Ltd.	236,730	0.2
9,495	(1)	Arrow Electronics, Inc.	1,157,251	0.8
19,129		Avnet, Inc.	804,757	0.6
933	(1)	Cadence Design Systems, Inc.	141,284	0.1
17,452	(1)	Ciena Corp.	1,194,066	0.9
6,787		Cognex Corp.	458,530	0.3
8,769	(1)	Commvault Systems, Inc.	551,658	0.4
3,051		Concentrix Corp.	609,864	0.4
462	(1)	Crowdstrike Holdings, Inc.	90,187	0.1
1,798	(1)	Datadog, Inc.	289,676	0.2
2,567	(1)	Digital Turbine, Inc.	124,448	0.1
483	(1)	DocuSign, Inc.	57,202	0.0
13,151	(1)	Dropbox, Inc.	298,396	0.2
581	(1)	EPAM Systems, Inc.	120,703	0.1
407	(1)	F5, Inc.	81,746	0.1
172	(1)	Fair Isaac Corp.	81,045	0.1
732	(1)	First Solar, Inc.	55,112	0.0
21,131		Genpact Ltd.	884,121	0.6
463	(1)	HubSpot, Inc.	243,075	0.2
5,276	(1),(2)	II-VI, Inc.	366,471	0.3
10,973	(1)	Kyndryl Holdings, Inc.	174,032	0.1
10,194	(1)	Lattice Semiconductor Corp.	638,348	0.5
2,475	(1)	Lumentum Holdings, Inc.	244,678	0.2
548	(1)	Manhattan Associates, Inc.	73,257	0.1
3,628	(1)	Mimecast Ltd.	288,535	0.2
4,348		MKS Instruments, Inc.	654,809	0.5
340	(1)	MongoDB, Inc.	129,877	0.1
12,537		National Instruments Corp.	503,360	0.4
1,349	(1)	nCino, Inc.	61,959	0.0
2,744	(1)	NCR Corp.	111,187	0.1
4,281		NetApp, Inc.	335,545	0.2
735	(1)	Palo Alto Networks, Inc.	436,774	0.3
172	(1)	Paycom Software, Inc.	58,344	0.0
4,041	(1)	Paylocity Holding Corp.	858,470	0.6
15,677	(1)	Pure Storage, Inc. - Class A	406,661	0.3
4,353	(1)	Qualys, Inc.	545,474	0.4
9,644	(1)	Semtech Corp.	669,101	0.5
413	(1)	SiTime Corp.	83,484	0.1
1,063	(1)	SolarEdge Technologies, Inc.	339,543	0.3
2,085	(1)	Synaptics, Inc.	476,276	0.4
6,119		TD SYNNEX Corp.	623,098	0.5
431	(1)	Synopsys, Inc.	134,640	0.1
3,064	(1)	Teradata Corp.	153,169	0.1
3,910		Teradyne, Inc.	461,067	0.3
4,457		Universal Display Corp.	690,434	0.5
28,197		Vishay Intertechnology, Inc.	541,100	0.4
1,383	(1)	Wolfspeed, Inc.	142,062	0.1
831	(1)	Zendesk, Inc.	96,953	0.1
			18,271,037	13.4

		Materials: 7.3%
9,372		Alcoa Corp.	706,086	0.5
2,890		Ashland Global Holdings, Inc.	266,689	0.2
3,715		Avient Corp.	194,629	0.1
11,389		Cabot Corp.	833,219	0.6
2,529		Chemours Co.	69,800	0.1
7,921	(1)	Cleveland-Cliffs, Inc.	177,114	0.1
16,630		Commercial Metals Co.	641,086	0.5
4,475		Compass Minerals International, Inc.	262,325	0.2
5,373		Corteva, Inc.	279,557	0.2
4,203		Eagle Materials, Inc.	575,096	0.4
1,265		FMC Corp.	148,321	0.1
5,674		Greif, Inc. - Class A	326,198	0.2
8,428	(1)	Ingevity Corp.	575,042	0.4
3,462		Louisiana-Pacific Corp.	249,091	0.2
8,014		Minerals Technologies, Inc.	560,900	0.4
13,782		Olin Corp.	709,911	0.5
897		PPG Industries, Inc.	119,705	0.1

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,592	Royal Gold, Inc.	$920,606	0.7
5,772	RPM International, Inc.	488,138	0.4
3,558	Sensient Technologies Corp.	292,219	0.2
10,996	Steel Dynamics, Inc.	776,098	0.6
15,690	United States Steel Corp.	426,925	0.3
9,202	WestRock Co.	416,575	0.3
		10,015,330	7.3

	Real Estate: 10.1%
12,393	American Campus Communities, Inc.	666,867	0.5
42,943	Brixmor Property Group, Inc.	1,078,728	0.8
2,384	Camden Property Trust	393,622	0.3
3,618	(1) CBRE Group, Inc.	350,403	0.3
25,535	Corporate Office Properties Trust SBI MD	669,272	0.5
19,040	Cousins Properties, Inc.	735,515	0.5
777	Extra Space Storage, Inc.	146,193	0.1
17,873	First Industrial Realty Trust, Inc.	1,029,127	0.7
10,246	Healthcare Realty Trust, Inc.	267,216	0.2
18,750	Highwoods Properties, Inc.	817,500	0.6
5,187	Invitation Homes, Inc.	196,069	0.1
492	(1) Jones Lang LaSalle, Inc.	121,140	0.1
13,608	Kilroy Realty Corp.	974,605	0.7
17,004	Kite Realty Group Trust	372,898	0.3
8,582	Lamar Advertising Co.	935,953	0.7
8,103	Life Storage, Inc.	1,025,759	0.7
5,041	Medical Properties Trust, Inc.	102,534	0.1
23,149	National Retail Properties, Inc.	986,379	0.7
9,048	National Storage Affiliates Trust	527,227	0.4
4,056	PS Business Parks, Inc.	646,080	0.5
931	Rexford Industrial Realty, Inc.	65,291	0.0
19,116	Sabra Healthcare REIT, Inc.	256,728	0.2
460	SBA Communications Corp.	139,560	0.1
19,420	Spirit Realty Capital, Inc.	900,505	0.7
11,878	STORE Capital Corp.	364,892	0.3
		13,770,063	10.1

	Utilities: 2.4%
4,642	ALLETE, Inc.	292,168	0.2
1,020	Black Hills Corp.	71,390	0.1
594	DTE Energy Co.	72,224	0.1
2,968	Entergy Corp.	312,263	0.2
1,375	Essential Utilities, Inc.	64,776	0.0
14,369	National Fuel Gas Co.	894,327	0.7
4,022	Southwest Gas Holdings, Inc.	285,321	0.2
26,314	UGI Corp.	1,011,510	0.7
10,861	Vistra Corp.	247,848	0.2
		3,251,827	2.4

	Total Common Stock
	(Cost $112,239,088)	135,330,974	99.2

EXCHANGE-TRADED FUNDS: 0.6%
2,886	iShares Core S&P Mid-Cap ETF	766,868	0.6

	Total Exchange-Traded Funds
	(Cost $750,821)	766,868	0.6

	Total Long-Term Investments
	(Cost $112,989,909)	136,097,842	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 0.8%
128,398	(3)	Citigroup, Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $128,398, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $130,966, due 03/03/22-02/15/52)	128,398	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,020,000, due 03/24/22-01/01/60)	1,000,000	0.7

	Total Repurchase Agreements
	(Cost $1,128,398)		1,128,398	0.8

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
365,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $365,000)	$365,000	0.3

	Total Short-Term Investments
	(Cost $1,493,398)	1,493,398	1.1

	Total Investments in Securities (Cost $114,483,307)	$137,591,240	100.9
	Liabilities in Excess of Other Assets	(1,214,960)	(0.9)
	Net Assets	$136,376,280	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$135,330,974	$–	$–	$135,330,974
Exchange-Traded Funds	766,868	–	–	766,868
Short-Term Investments	365,000	1,128,398	–	1,493,398
Total Investments, at fair value	$136,462,842	$1,128,398	$–	$137,591,240

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $115,032,045.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,372,118
Gross Unrealized Depreciation	(5,812,923)

Net Unrealized Appreciation	$22,559,195